Investment property - Additional information (Detail) - PEN (S/)	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Gain on sale of investment property			S/ (7,164,000)	S/ 4,655,000
Interseguro Compaa de Seguros SA [Member]
Disclosure of detailed information about investment property [line items]
Loss on sale of investment property			S/ 7,164,000
Gain on sale of investment property	S/ 4,655,000
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Minimum Rental Income Period		20 years
Top of range [member]
Disclosure of detailed information about investment property [line items]
Minimum Rental Income Period		25 years